Columbia Absolute Return Emerging Markets Macro Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Absolute Return Emerging Markets Macro Fund (the Fund) seeks to provide shareholders with positive (absolute) returns.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Absolute Return Emerging Markets Macro Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Absolute Return Emerging Markets Macro Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management fees			0.92%
Distribution and/or service (12b-1) fees			none
Other expenses			7.18%
Acquired fund fees and expenses			0.01%
Total annual fund operating expenses			8.11%
Less: Fee waiver/expense reimbursement	[1]		(6.89%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]		1.22%
[1]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed 1.23% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Absolute Return Emerging Markets Macro Fund Class Z Shares Class Z	Class Z (whether or not shares are redeemed)	124	1,757	3,292	6,735

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the period from April 7, 2011 (commencement of operations) to May 31, 2011, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified fund that, under normal market conditions, pursues its investment objective by investing at least 80% of its net assets (including the amount of any borrowings for investment purposes), in long and short positions in sovereign debt obligations, currencies and/or interest rates of emerging market countries. The Fund may invest directly in debt of emerging market countries, including sovereign and quasi-sovereign (e.g., government agencies or instrumentalities) debt, denominated in the local or other foreign currencies or the U.S. dollar. The Fund may also invest indirectly in such debt, or invest in emerging market currencies and local market interest rates through derivatives such as credit default swaps, interest rate swaps and currency futures, options and forwards. Additionally, the Fund may invest up to 20% of its assets in positions in debt securities, currencies or interest rates of non-emerging market countries. The Fund may invest without limitation in lower quality obligations often called “junk bonds.” The Fund may count the gross notional value of its derivative transactions towards the above 80% policy. The Fund will provide shareholders with at least 60 days’ written notice of any change in the Fund’s 80% policy.

The Fund generally does not take actual ownership of foreign currencies or sell actual foreign currencies. Rather, through forward foreign currency contracts and currency futures, the Fund gains economic exposure comparable to the economic exposure that it would have if it had bought or sold the currencies directly.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.

Derivatives, such as futures (including currency, bond, index and interest rate futures), options (including options on currencies, interest rates and swap agreements, which are commonly referred to as swaptions) and swaps (including credit default and interest rate swaps), may also be utilized for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. Actual exposures (long and short) will vary over time.

The Fund expects to hold a significant amount of cash, money market instruments or other high quality, short-term investments to cover obligations with respect to, or that may result from, the Fund’s investments in forward foreign currency contracts, currency futures contracts or other derivatives.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. Counterparty risk is the risk that the Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, including making payments to the Fund, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality securities held by the Fund present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts whereby the Fund may agree to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts may, however, fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts, including currency, bond, index and interest rate futures, for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk — Credit Default Swaps. The Fund may enter into credit default swap agreements in an effort to buy or sell protection against a credit event, including, for example, an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Investment in credit default swaps subjects the Fund to Credit Risk, Counterparty Risk and Liquidity Risk. Credit default swaps are also subject to the risk that the Fund will not properly assess the cost of the underlying asset. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Derivatives Risk — Interest Rate Swaps. The Fund may enter into interest rate swap agreements to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund’s investments and its net asset value. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating Leverage Risk) and are subject to Counterparty Risk, pricing risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

Derivatives Risk — Options. The Fund may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price. If the Fund sells a call option on an underlying asset that the Fund owns (a “covered call”) and the underlying asset has increased in value when the call option is exercised, the Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price. Options may be traded on a securities exchange or over-the-counter. These transactions involve risk, including correlation risk, Counterparty Risk, hedging risk and Leverage Risk.

Foreign Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Risk of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities can be significantly intensified in the case of investments in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund may invest. The Fund may be more volatile than a more geographically diversified fund.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. There is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Non-Diversification Risk. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer issuers than if it were a diversified fund. Because each investment has a greater effect on the Fund’s performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it is currently earning.

Risk of Investing in Money Market Funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of the affiliated money market fund in which it invests. The Fund will also be exposed to the investment risks of the affiliated money market fund.

Short Selling Risk. The Fund may make short sales, which involves selling a security or other asset the Fund does not own in anticipation that the instrument’s price will decline. Short positions introduce more risk to the Fund than long positions (where the Fund owns the instrument) because the maximum sustainable loss on an instrument purchased (held long) is limited to the amount paid for the instrument plus the transaction costs, whereas there is no maximum price of the shorted instrument when purchased in the open market. Therefore, in theory, securities or other assets sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. In addition, the Fund will incur additional expenses by engaging in short sales in the form of transaction costs, and interest and dividend expenses paid to the lender of the instrument.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

Tax Risk. Internal Revenue Service regulations might treat gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund’s Board of Trustees may authorize a significant change in investment strategy or the Fund’s liquidation.

PAST PERFORMANCE
The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund commenced operations on April 7, 2011. When performance is available, the Fund intends to compare its performance to the performance of the Citigroup 3-Month U.S. Treasury Bills Index and the 1 Month USD LIBOR (London Interbank Offered Rate).